Other assets - Summary of other assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous assets [abstract]
Current tax assets	$ 18	$ 21
VAT receivables	41	37
Commercial agreement assets	155	65
Derivatives	21	10
Accrued income	70	78
Prepaid expenses	49	28
Equity investments	15	24
Collateral for derivatives	14	69
Securitization partner receivable	54	0
Other receivables	50	32
Total	$ 487	$ 364